Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash generated from (used in):
Net (loss) income	$ (49,120)	$ 10,226
Non-cash items
Stock-based compensation	468	663
Depreciation and amortization	27,150	25,979
Foreign exchange loss (gain)	299	(267)
Equity in earnings from joint venture	(942)	(390)
Loss on disposal of intangibles		21,916
Impairment losses on intangibles	509	4,350
Impairment loss on goodwill	16,066
Contingent consideration adjustment (Note 15)	(3,545)	(1,976)
Gain on disposal of assets	(24)	(9)
Deferred income tax expense (recovery)	(8,345)	(6,951)
Accrued investment income		1,772
Embedded derivatives	(78)	39
Changes in non-cash working capital balances
Accounts receivable	8,328	12,826
Unbilled revenue	4,755	1,850
Inventories	(983)	1,399
Prepaid expenses and deposits	1,621	(558)
Deferred revenue	(1,624)	1,272
Payments associated with success fee obligation		(492)
Accounts payable and accrued liabilities	(2,264)	(2,205)
Income taxes payable	(655)	511
Cash (used in) generated from operations	(8,384)	69,955
Financing
Dividends paid (Note 14(c))	(4,605)	(4,563)
Long term accounts receivable	(415)
Bank indebtedness	(970)	1,348
Repayment of long-term debt	(44)	(434)
Common shares repurchased under normal course issuer bid		(552)
Common shares issued for cash from Employee Share Purchase Plan	27	68
Cash used in financing	(6,007)	(4,133)
Investing
Business combinations (Note 4)		67,415
Dividends received from joint venture (Note 8)	317	176
Sale (purchase) of restricted short-term investments	1,300	(3,500)
Proceeds from sale of property, plant and equipment	54	13
Purchase of property and equipment	(575)	(399)
Repayment of patent finance obligations	(4,167)	(19,556)
Purchase of intangibles	(133)	(150)
Cash used in investing	(3,204)	(90,831)
Foreign exchange (loss) gain on cash held in foreign currency	(294)	274
Net decrease in cash and cash equivalents	(17,889)	(24,735)
Cash and cash equivalents, beginning of year	81,818	106,553
Cash and cash equivalents, end of year	$ 63,929	$ 81,818